SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current:
Federal
State and local
Foreign
Total current
Deferred:
Federal
State and local
Foreign
Total deferred
Total consolidated income tax benefit